Money Market Obligations Trust

Federated Prime Cash Obligations Fund
Federated Prime Obligations Fund
Federated Prime Value Obligations Fund

(including any/all share classes of the above portfolios)

SUPPLEMENT TO PROSPECTUSES DATED sEPTEMBER 30, 2011

1. Immediately following the heading entitled “PORTFOLIO HOLDINGS INFORMATION,” please add the following sub-section header:

“Monthly Portfolio Holdings Information”

2. Under the heading entitled “PORTFOLIO HOLDINGS INFORMATION,” please add the following as the last paragraph:

“Daily Portfolio Holdings Information

On any business day, you may submit a request to receive an uncertified and unaudited list of the Fund's portfolio holdings as of the prior business day by calling Federated at 1-800-245-4270. The Fund will treat any such request as a standing request, and will transmit such list to you on each business day, on an ongoing basis, until you call Federated at 1-800-245-4270 to terminate such request. Given the general availability of such list, for purposes of its policies and procedures, the Fund considers the information contained therein to be publicly available. The Adviser reserves the right to refuse to fulfill any request for portfolio holdings information if it believes that providing such information may adversely affect the Fund or its shareholders. The identities of those persons or entities who have received such list during a calendar quarter will be included in the Fund's Statement of Additional Information following the close of every calendar quarter.”

April 5, 2012

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Q451120 (4/12)

Money Market Obligations Trust

Federated Prime Cash Obligations Fund
Federated Prime Obligations Fund
Federated Prime Value Obligations Fund

(including any/all share classes of the above portfolios)

SUPPLEMENT TO STATEMENTS OF ADDITIONAL INFORMATION DATED sEPTEMBER 30, 2011

Under the section entitled “PORTFOLIO HOLDINGS INFORMATION,” please add the following as the fourth paragraph:

“On any business day, you may submit a request to receive an uncertified and unaudited list of the Fund’s portfolio holdings as of the prior business day by calling Federated at 1-800-245-4270. The Fund will treat any such request as a standing request, and will transmit such list to you on each business day, on an ongoing basis, until you call Federated at 1-800-245-4270 to terminate such request. Given the general availability of such list, for purposes of its policies and procedures, the Fund considers the information contained therein to be publicly available. The Adviser reserves the right to refuse to fulfill any request for portfolio holdings information if it believes that providing such information may adversely affect the Fund or its shareholders. The identities of those persons or entities who have received such list during a calendar quarter will be included in the Fund’s Statement of Additional Information following the close of every calendar quarter.”

April 5, 2012

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Q451121 (4/12)

Money Market Obligations Trust

Federated Prime Obligations Fund

INSTITUTIONAL SHARES

SUPPLEMENT TO PROSPECTUS DATED sEPTEMBER 30, 2011

1. Immediately following the heading entitled “PORTFOLIO HOLDINGS INFORMATION,” please add the following sub-section header:

“Monthly Portfolio Holdings Information”

2. Under the heading entitled “PORTFOLIO HOLDINGS INFORMATION,” please add the following as the last paragraph:

“Daily Portfolio Holdings Information

On any business day, you may submit a request to receive an uncertified and unaudited list of the Fund's portfolio holdings as of the prior business day by calling Federated at 1-800-245-4270. The Fund will treat any such request as a standing request, and will transmit such list to you on each business day, on an ongoing basis, until you call Federated at 1-800-245-4270 to terminate such request. Given the general availability of such list, for purposes of its policies and procedures, the Fund considers the information contained therein to be publicly available. The Adviser reserves the right to refuse to fulfill any request for portfolio holdings information if it believes that providing such information may adversely affect the Fund or its shareholders. The identities of those persons or entities who have received such list during a calendar quarter will be included in the Fund's Statement of Additional Information following the close of every calendar quarter.”

April 5, 2012

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Q451114 (4/12)

Money Market Obligations Trust

Federated Prime Obligations Fund

INSTITUTIONAL SHARES

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED sEPTEMBER 30, 2011

Under the section entitled “PORTFOLIO HOLDINGS INFORMATION,” please add the following as the fourth paragraph:

“On any business day, you may submit a request to receive an uncertified and unaudited list of the Fund’s portfolio holdings as of the prior business day by calling Federated at 1-800-245-4270. The Fund will treat any such request as a standing request, and will transmit such list to you on each business day, on an ongoing basis, until you call Federated at 1-800-245-4270 to terminate such request. Given the general availability of such list, for purposes of its policies and procedures, the Fund considers the information contained therein to be publicly available. The Adviser reserves the right to refuse to fulfill any request for portfolio holdings information if it believes that providing such information may adversely affect the Fund or its shareholders. The identities of those persons or entities who have received such list during a calendar quarter will be included in the Fund’s Statement of Additional Information following the close of every calendar quarter.”

April 5, 2012

Federated Prime Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Q41115 (4/12)